CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	¥ 3,312,290	¥ 2,327,846	¥ 1,413,489
Cost of revenue	(2,068,834)	(1,560,988)	(1,024,864)
Gross profit	1,243,456	766,858	388,625
Research and development expenses	(1,173,290)	(956,095)	(459,181)
Selling and marketing expenses	(629,488)	(635,673)	(441,932)
General and administrative expenses	(834,917)	(756,681)	(519,795)
Net impairment losses on financial and contract assets	(134,519)	(45,167)	(2,224)
Other income, gains or loss-net	58,432	(74,254)	(79,860)
Operating loss	(1,470,326)	(1,701,012)	(1,114,367)
Finance income	77,237	128,261	129,435
Finance costs	(150,363)	(174,831)	(163,442)
Finance costs-net	(73,126)	(46,570)	(34,007)
Share of losses of associate and joint venture	(7,802)	(14,854)	(15,442)
Loss before income tax	(1,551,254)	(1,762,436)	(1,163,816)
Income tax (expense)/benefit	137,131	74,924	(26,469)
Loss for the year	(1,414,123)	(1,687,512)	(1,190,285)
Loss attributable to:
Owners of the Company	(1,353,608)	(1,660,566)	(1,195,712)
Non-controlling interests	(60,515)	(26,946)	5,427
Loss for the year	(1,414,123)	(1,687,512)	(1,190,285)
Other comprehensive income, net of tax
Foreign currency translation differences	(608,427)	78,775	396,520
Changes in the fair value of debt instruments at fair value through other comprehensive income	(39)	40
Other comprehensive income, net of tax	(608,466)	78,815	396,520
Total comprehensive loss for the year	(2,022,589)	(1,608,697)	(793,765)
Total comprehensive loss attributable to:
Owners of the Company	(1,962,074)	(1,581,751)	(799,192)
Non-controlling interests	(60,515)	(26,946)	5,427
Total comprehensive loss for the year	¥ (2,022,589)	¥ (1,608,697)	¥ (793,765)
Loss per share attributable to owners of the Company (expressed in RMB per share)
Basic and diluted	¥ (1.27)	¥ (1.77)	¥ (1.29)
Loss per ADS attributable to owners of the Company (expressed in RMB per share)
Basic and diluted	¥ (3.81)	¥ (5.30)